Inventories, Net - Summary of Consolidated Balance of Inventories (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Finished goods	$ 6,777	$ 5,933
Work-in-process	3,818	3,814
Raw materials	3,813	3,237
Materials and spare parts	5,964	4,996
Inventory in transit	876	872
Current inventories	$ 21,248	$ 18,852